INCOME TAXES (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Domestic Tax Authority [Member]
Net Operating Loss Carry forward	$ 17,968,000	$ 16,826,617
Valuation Allowance	(17,968,000)	(16,826,617)
Deferred Tax Assets, Net	0	0
State and Local Jurisdiction [Member]
Net Operating Loss Carry forward	2,420,000	897,589
Valuation Allowance	(2,420,000)	897,589
Deferred Tax Assets, Net	$ 0	$ 0